Average Annual Total Returns (Vanguard Market Neutral Fund Retail)	Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014	Equity Market Neutral Funds Average Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.26%	4.26%	2.41%	0.03%	0.43%
Five Years	3.54%	3.52%	2.75%	0.06%	1.08%
Ten Years	2.46%	1.91%	1.83%	1.46%	1.36%